STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Operating expenses:
Research and development	$ 1,124,506	$ 560,514	$ 3,802,149	$ 2,139,671	$ 2,654,501	$ 1,506,989
General and administrative	786,948	991,852	4,020,625	7,257,852	8,499,304	10,526,566
Depreciation	2,834	2,570	8,900	7,811	10,475	10,475
Total operating expenses	1,914,288	1,554,936	7,831,674	9,405,334	11,164,280	12,044,030
Loss from operations	(1,914,288)	(1,554,936)	(7,831,674)	(9,405,334)	(11,164,280)	(12,044,030)
Other income (expense):
(Loss) gain on change in fair value of derivatives	113,724	17,771	(320,131)	(807,087)	(422,908)	3,113,580
Interest income	15	0	69	1	1	(1,298)
Financing costs	0	0	0	0	0	(529,704)
Total other income (expense)	0	0	0	0	(422,907)	2,582,578
Loss before income taxes	(1,800,549)	(1,537,165)	(8,151,736)	(10,212,420)	(11,587,187)	(9,461,452)
	0	0	0	0	0	0
Net loss	(1,800,549)	(1,537,165)	(8,151,736)	(10,212,420)	(11,587,187)	(9,461,452)
Preferred stock dividend	(22,307)	(24,726)	(68,915)	(85,467)	(110,023)	(351,522)
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS	$ (1,822,856)	$ (1,561,891)	$ (8,220,651)	$ (10,297,887)	$ (11,697,210)	$ (9,812,974)
Net loss per common share, basic and diluted (in Dollars per share)	$ (0.07)	$ (0.08)	$ (0.33)	$ (0.55)	$ (0.60)	$ (0.70)
Weighted average number of common shares outstanding, basic and diluted (in Shares)	26,071,408	20,581,041	24,762,649	18,847,515	19,490,767	14,103,055